Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥) ¥ in Millions	1 Months Ended
	Dec. 18, 2014	Mar. 31, 2015	Nov. 14, 2014
Common Stock [Member]
Treasury Stock:
Number of own shares repurchased	148,595,500
Approximate repurchase value in aggregate of own shares based on the discretionary dealing contract	¥ 100,000
Common Stock [Member] | Maximum [Member]
Treasury Stock:
Number of shares allowed for repurchase			180,000,000
Percentage of shares allowed for repurchase over total number of outstanding shares			1.27%
Aggregate amount of shares allowed for repurchase			¥ 100,000
Under Company Law [Member] | Minimum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account		50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991		5.00%
Under Company Law [Member] | Maximum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991		10.00%
BTMU and MUTB [Member] | Under Company Law [Member] | Common Stock [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991		¥ 1,910,106
BTMU and MUTB [Member] | Under Company Law [Member] | Unappropriated Retained Earnings [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991		¥ (1,910,106)